May 29, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re: Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 288
          File No. 333-19221  CIK #896948

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on May 23, 2003.

                                    Very truly yours,

                                    Van Kampen Funds Inc.